As filed with the Securities and Exchange Commission on October 10, 2000
                                            Securities Act File No. 333-37288
                                     Investment Company Act File No. 811-7794
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                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                        ------------------------------

                                   FORM N-14
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933
                        ------------------------------



                      [ ] Pre-Effective Amendment No.

                      [X] Post-Effective Amendment No. 1

                       (Check appropriate box or boxes)
                        ------------------------------

                   MERRILL LYNCH AMERICAS INCOME FUND, INC.
            (Exact Name Of Registrant As Specified In Its Charter)
                        ------------------------------

                                (609) 282-2800
                       (Area Code And Telephone Number)
                        ------------------------------

                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
                   (Address Of Principal Executive Offices:
                    Number, Street, City, State, Zip Code)
                        ------------------------------

                                Terry K. Glenn
                   Merrill Lynch Americas Income Fund, Inc.
             800 Scudders Mill Road, Plainsboro, New Jersey 08536
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name And Address Of Agent For Service)
                        ------------------------------

                                  Copies to:
        FRANK P. BRUNO, ESQ.              MICHAEL J. HENNEWINKEL, ESQ.
          BROWN & WOOD LLP             MERRILL LYNCH INVESTMENT MANAGERS, L.P.
      One World Trade Center                      800 Scudders Mill Road
      New York, NY 10048-0557                      Plainsboro, NJ 08536
                        ------------------------------
     Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.
                        ------------------------------

     Title of Securities Being Registered: Common Stock, Par Value $.10 per share.

     No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said
Section 8(a), may determine.

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

This amendment consists of the following:

(1)  Facing Sheet of the Registration Statement.

(2)  Part C of the Registration Statement (including signature page).

     Parts A and B are incorporated by reference from Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-37288) filed on July 12, 2000.

     This amendment is being filed solely to file as Exhibit No. 12 to this Registration Statement the private letter ruling received from the Internal Revenue Service.

                                    PART C

                               OTHER INFORMATION

Item 15.  Indemnification.

     Reference is made to Article VI of Registrant's Articles of Incorporation, Article VI of Registrant's By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Class A, Class B, Class C and Class D Distribution Agreements.

     Article VI of the By-Laws provides that each officer and director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent directors, after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Each officer and director of the Registrant claiming indemnification within the scope of Article VI of the By-Laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the General Laws of the State of Maryland, provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his undertaking; (b) the Registrant is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

     The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland from liability arising from his or her activities as an officer or director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

     The Registrant may indemnify, make advances or purchase insurance to the extent provided in Article VI of the By-Laws on behalf of an employee or agent who is not an officer or director of the Registrant.

     In Section 9 of the Class A, Class B, Class C and Class D Distribution Agreements relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933 (the "1933 Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

     Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits.


(1) (a) Amended and Restated Articles of Incorporation of the Registrant, dated November 12, 1993.(a)
    (b)  Articles of Amendment to Articles of Incorporation of the Registrant.
         (b)
    (c) Articles Supplementary to the Articles of Incorporation of the Registrant.(b)
(2)      By-Laws of the Registrant.(c)
(3)      Not applicable.
(4) Form of Agreement and Plan of Reorganization between the Registrant and Worldwide DollarVest Fund, Inc. (included as Exhibit I to the
         Proxy Statement and Prospectus contained in the Registration
         Statement filed on July 12, 2000).
(5) Portions of the Articles of Incorporation, as amended and restated, and By-Laws of the Registrant defining the rights of holders of shares of common stock of the Registrant.(d)
(6) (a) Investment Advisory Agreement between the Registrant and Merrill Lynch Investment Managers, L.P. ("MLIM").(e)
    (b) Supplement to Investment Advisory Agreement between the Registrant and MLIM.(g)
    (c) Form of Sub-Advisory Agreement between MLIM and Merrill Lynch Asset Management U.K. Limited.(f)
(7) (a) Form of Unified Distribution Agreement between the Registrant and FAM Distributors, Inc. (the "Distributor").(h)
(8)      Credit Agreement between the Registrant and a syndicate of banks. (j)
(9)      Custody Agreement between the Registrant and Brown Brothers Harriman
         & Co.(e)
(10)(a)  Form of Unified Class B Distribution of the Registrant.(h)
    (b)  Form of Unified Class C Distribution Plan of the Registrant.(h)
    (c)  Form of Unified Class D Distribution Plan of the Registrant.(h)
(11)     Opinion and Consent of Brown & Wood LLP, counsel for the Registrant.(l)
(12)     Private Letter Ruling from the Internal Revenue Service.
(13)     Not applicable.
(14)(a) Consent of Deloitte & Touche LLP, independent auditors for the Registrant.(l)
    (b) Consent of Deloitte & Touche LLP), independent auditors for Worldwide DollarVest Fund, Inc.(l)
(15)     Not applicable.
(16)     Power of Attorney. (k)
(17)(a) Prospectus dated March 30, 2000, as supplemented, and Statement of Additional Information, dated March 30, 2000, of the Registrant.(l)
    (b) Annual Report to Stockholders of the Registrant, as of December 31, 1999.(l)
    (c) Annual Report to Stockholders of Worldwide DollarVest Fund, Inc. as of November 30, 1999.(l)
    (d)  Form of Proxy(l)

---------------
   (a) Filed on August 20, 1993 as an Exhibit to Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 33-64398) (the "Registration Statement").
   (b) Filed on April 28, 1995 as an Exhibit to Post-Effective Amendment No. 3 to the Registration Statement.
   (c) Filed On April 29, 1996 as an Exhibit to Post-Effective Amendment No. 4 to the Registration Statement.
   (d)  Reference is made to Article III (Sections 2, 3, 4 and 5), Article IV,
        Article V (Sections 2, 3, 4, 5, 6 and 7), Article VI, Article VII and
        Article IX of the Registrant's Amended and Restated Articles of Incorporation filed as Exhibit 1(a) to the Registration Statement; Articles of Amendment to the Articles of Incorporation filed as
        Exhibit 1(b) to the Registration Statement; Articles Supplementary to the Articles of Incorporation filed as Exhibit 1(c) to the Registration Statement; and Article II, Article III (Sections 1, 2, 3, 5, 6 and 7), Article VI, Article VII, Article XII, Article XIII and
        Article XIV of the Registrant's By-Laws filed as Exhibit 2 to the Registration Statement.
   (e) Filed on February 18, 1994, as an Exhibit to Post-Effective Amendment No. 1 to the Registration Statement.
   (f) Filed on April 29, 1997, as an Exhibit to Post-Effective Amendment No. 5 to the Registration Statement.
   (g) Filed on October 17, 1994, as an Exhibit to Post-Effective Amendment No. 2 to the Registration Statement.
   (h) Filed on June 21, 2000, as an Exhibit to Post-Effective Amendment No. 10 to the Registration Statement.
   (i) Incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A under the Securities Act of 1933, as amended, filed on January 25, 1996, relating to shares of Merrill Lynch New York Municipal Bond Fund series of Merrill Lynch Multi-State Municipal Series Trust (File No. 2-99473).
   (j) Incorporated by reference to Exhibit 8(b) to the Registration Statement on Form N-1A of Master Premier Growth Trust (File No. 811-09733), filed December 21, 1999.
   (k) Included on the signature page of the N-14 Registration Statement filed on May 18, 2000 and incorporated herein by reference.
   (l) Filed on July 12, 2000 as an Exhibit to Pre-Effective Amendment No. 1 to the Registration Statement.

Item 17.  Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The Registrant undertakes to file, by post-effective amendment, either a copy of the Internal Revenue Service private letter ruling applied for or an opinion of counsel as to certain tax matters, within a reasonable time after receipt of such ruling or opinion.

                                  SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro and State of New Jersey, on the 6th day of October, 2000.

                            MERRILL LYNCH AMERICAS INCOME FUND, INC.
                                           (Registrant)


                            By              /s/ Donald C. Burke
                               ------------------------------------------------
                               (Donald C. Burke, Vice President and Treasurer)

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


                  Signature                                    Title                               Date
                  ---------                                    -----                               ----


               TERRY K. GLENN*                        President and Director
-----------------------------------------------
               (Terry K. Glenn)                    (Principal Executive Officer)


                                                   Vice President and Treasurer
               DONALD C. BURKE*                        (Principal Financial
-----------------------------------------------       And Accounting Officer)
              (Donald C. Burke)


              CHARLES C. REILLY*                             Director
-----------------------------------------------
             (Charles C. Reilly)


               RICHARD R. WEST*                              Director
-----------------------------------------------
              (Richard R. West)


                ARTHUR ZEIKEL*                               Director
-----------------------------------------------
               (Arthur Zeikel)


              EDWARD D. ZINBARG*                             Director
-----------------------------------------------
             (Edward D. Zinbarg)

*By:     /s/ Donald C. Burke
-----------------------------------------------
     (Donald C. Burke, Attorney-in-Fact)                                                     October 6, 2000


                                 EXHIBIT INDEX

  Exhibit
  Number        Description
  --------      -----------

(12)       --   Private Letter Ruling from the Internal Revenue Service.

Internal Revenue Service                       Department of the Treasury
Index Number:  368.04-00                       Washington, DC 20224

Mr. Donald C. Burke                            Person to Contact:
Vice President and Treasurer                   Ms. Frances Kelly, ID # 50-16034
Merrill Lynch Americas Income Fund, Inc.       Telephone Number:
Worldwide Dollarvest Fund, Inc.                (202) 622-7770
800 Scudders Mill Road                         Refer Reply To:
Plainsboro, NJ 08536                           CC:CORP:B2-PLR-110760-00
                                               Date:  September 7, 2000

LEGEND:

Acquiring               =           Merrill Lynch Americas Income Fund, Inc.
                                    a Maryland corporation
                                    EIN: 22-3249394

Target                  =           Worldwide Dollar Vest Fund, Inc.
                                    a Maryland corporation
                                    EIN: 22-3276789

State A                 =           Maryland


Dear Mr. Burke:

         This letter is in reply to a letter dated May 17, 2000 regarding the federal income tax consequences of a proposed transaction. Additional information was submitted in a letter dated August 21, 2000. The information submitted for consideration is summarized below.

         Acquiring is organized under the laws of State A and is registered under the Investment Company Act (the "1940 Act") as a non-diversified open-end management investment company. Acquiring has elected to be taxed as a regulated investment company (RIC) under sections 851 through 855 of the Internal Revenue Code. Acquiring's investment objective will be to provide a high level of current income by investing in debt obligations of issuers located in emerging countries, with a secondary objective of capital appreciation.

         Target is organized under the laws of State A and is registered under the 1940 Act as a non-diversified closed-end management investment company. Target has elected to be treated as a regulated investment company (RIC) under sections 851 through 855 of the Internal Revenue Code. Target's investment objective is to provide its shareholders with high current income by investing exclusively in U.S. dollar-denominated securities, substantially all of which will be debt securities, and, as a secondary objective, to seek capital appreciation. Under State A law, stockholders of Target do not have dissenter's rights.

         Acquiring has authorized four classes of voting common stock, designated Class A, Class B, Class C, and Class D Common Stock. Target has one class of common stock authorized. Both Acquiring and Target file their income tax returns based on the accrual method of accounting.

         Acquiring and Target have approved a plan of reorganization for what are represented to be valid business reasons. To the best of knowledge and belief, the transaction does not qualify under ss. 368(a)(1)(A). Pursuant to the plan, the following transaction is proposed (the Transaction):

         (i) Target will transfer all of its assets and liabilities to Acquiring in exchange for an equal value of newly issued Acquiring Class A voting common stock. Fractional shares will be issued.

         (ii) Target will liquidate and distribute to its shareholders all of the Acquiring stock received in the exchange. Each Target shareholder will be entitled to receive a proportionate number of Acquiring Class A shares equal to the aggregate net asset value of the Target shares owned by such shareholder on the exchange date.

         (iii) Target will dissolve in accordance with the laws of State A and will terminate its registration under the 1940 Act.

         (iv) Acquiring may sell up to 66% of the assets received in the transaction to unrelated purchasers and will reinvest any proceeds consistent with its investment objectives and policies.

         The following representations have been made in connection with the
Transaction:

         (a) The fair market value of the Acquiring stock received by each Target shareholder will be approximately equal to the fair market value of the Target stock surrendered in the exchange.

         (b) There is no plan or intention by the Target shareholders who own 5% or more of the Target stock and to the best knowledge of the management of Target, there is no plan or intention on the part of the remaining shareholders of Target, to sell, exchange, or otherwise dispose of a number of shares of Acquiring stock received in the Transaction that would reduce Target shareholders' ownership of Acquiring stock to a number of shares having a value, as of the date of the Transaction, of less than 50% of the value of all of the formerly outstanding stock of Target as of the same date. For purposes of this representation, shares of Target stock exchanged for cash or other property or surrendered by dissenters will be treated as outstanding Target stock on the date of the Transaction. Moreover, shares of Target stock and shares of Acquiring stock held by Target shareholders and otherwise sold, redeemed, or disposed of prior to or subsequent to the Transaction will be considered in making this representation.

         (c) Acquiring will acquire at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by Target immediately prior to the Transaction. For purposes of this representation, amounts paid by Target to dissenters, amounts used by Target to pay its Transaction expenses, and all redemptions and distributions (except for regular, normal dividends) made by Target immediately preceding the transfer will be included as assets of Target held immediately prior to the Transaction.

         (d) After the Transaction, the shareholders of Target will be in control of Acquiring within the meaning of section 368(a)(2)(H).

         (e) Acquiring has no plan or intention to reacquire any of its stock issued in the Transaction except in connection with its legal obligations under section 22(e) of the 1940 Act.

         (f) After the Transaction, Acquiring will use the assets acquired from Target in its business, except that a portion of these assets may be sold or otherwise disposed of in the ordinary course of Acquiring's business and as set forth above in step (iv) of the transaction. Any proceeds will be invested in accordance with Acquiring's investment objectives. Acquiring has no plan or intention to sell or otherwise dispose of any of the assets of Target acquired in the Transaction, except for dispositions made in the ordinary course of business.

         (g) Target will distribute to its shareholders the stock of Acquiring it receives pursuant to the plan of reorganization.

         (h) The liabilities of Target assumed by Acquiring and any liabilities to which the transferred assets of Target are subject were incurred by Target in the ordinary course of its business.

         (i) Following the Transaction, Acquiring will continue the historic business of Target or use a significant portion of Target's historic business assets in the continuing business.

         (j) At the time of the Transaction, Acquiring will not have outstanding any warrants, options, convertible securities, or any other type of right pursuant to which any person could acquire stock of Acquiring that, if exercised or converted, would affect Target shareholders' acquisition or retention of control of Acquiring, as defined in section 368(a)(2)(H).

         (k) Target, Acquiring, and the shareholders of Target will pay their respective expenses, if any, incurred in connection with the Transaction.

         (l) There is no intercorporate indebtedness existing between Acquiring and Target that was issued, acquired, or will be settled at discount.

         (m) Acquiring and Target each meets the requirements of a regulated investment company in section 368(a)(2)(F).

         (n) The fair market value of the assets of Target transferred to Acquiring will equal or exceed the sum of the liabilities to be assumed by Acquiring, plus the amount of the liabilities, if any, to which the transferred assets are subject.

         (o) The total adjusted bases of the assets of Target transferred to Acquiring will equal or exceed the sum of the liabilities assumed by Acquiring, plus the amount of the liabilities, if any, to which the transferred assets are subject.

         (p) Acquiring does not own, directly or indirectly, nor has it owned during the past five years, directly or indirectly, any stock of Target.

         (q) Target is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of section 368(a)(3)(A).

         (r)      Target and Acquiring have elected to be taxed as RIC's under section 851 and, for all of their taxable periods (including the last short taxable period ending on the date of the Transaction, for Target), have qualified for the special tax treatment afforded RIC's under the Code. After the Transaction, Acquiring intends to continue to so qualify.

         (s) There is no plan or intention for Acquiring (the issuing corporation as defined in section 1.368-1(b)) or any person related (as defined in section 1.368-1(e)(3)) to Acquiring, to acquire during the five-year period beginning on the date of the Transaction, with consideration other than Acquiring stock, Acquiring stock furnished in exchange for a proprietary interest in Target in the Transaction, either directly or through any transaction, agreement, or arrangement with any other person, other than redemptions in the ordinary course of the Acquiring business as an open-end investment company as required by section 22(e) of the 1940 Act.

         (t)      During the five-year period ending on the date of the
                  Transaction: (i) neither Acquiring, nor any person related (as defined in section 1.368 1(e)(3)) to Acquiring, will have acquired Target stock with consideration other than Acquiring stock, (ii) neither Target nor any person related (as defined in section 1.368-1(e)(3)) to Target, will have acquired Target stock with consideration other than Acquiring stock or Target stock, and (iii) no distributions will have been made with respect to Target stock (other than regular, normal dividend distributions made pursuant to Target's historic dividend paying practice), either directly or through any transaction, agreement, or arrangement with any other person, except for (a) cash paid to dissenters, and (b) distributions described in sections 852 and 4982, as required for Target's tax treatment as a RIC.

         (u) The aggregate value of the acquisitions, redemptions, and distributions discussed in paragraphs (s) and (t) above will not exceed 50% of the value (without giving effect to the acquisitions, redemptions, and distributions) of the proprietary interest in Target on the effective date of the Transaction.

         Based solely on the information submitted and on the representations set forth above, we hold as follows:

(1) The acquisition by Acquiring of substantially all of the assets of Target in exchange for voting stock of Acquiring and Acquiring's assumption of Target's liabilities, followed by the distribution by Target to its shareholders of the Acquiring stock and any remaining assets, in complete liquidation, will qualify as a reorganization within the meaning of ss. 368(a)(1)(D). Target and Acquiring will each be "a party to a reorganization" within the meaning of ss. 368(b).

(2) No gain or loss will be recognized by Target upon the transfer of substantially all of its assets to Acquiring in exchange for voting stock of Acquiring and Acquiring's assumption of Target's liabilities. Sections 361(a) and 357(a). In addition, no gain or loss will be recognized by Target upon the distribution of the Acquiring stock to the Target shareholders. Section 361(c).

(3) No gain or loss will be recognized by Acquiring upon the receipt of the assets of Target in exchange for voting stock of Acquiring.
         Section 1032(a).

(4) The basis of Target's assets in the hands of Acquiring will be the same as the basis of those assets in the hands of Target immediately prior to the Transaction. Section 362(b).

(5) Acquiring's holding period for the Target assets acquired will include the period during which such assets were held by Target.
         Section 1223(2).

(6) No gain or loss will be recognized by the Target shareholders on the receipt of voting stock of Acquiring solely in exchange for their Target stock. Section 354(a).

(7) The basis of the Acquiring stock received by the Target shareholders will be the same as the basis of the Target stock surrendered in exchange therefor. Section 358(a)(1).

(8) The holding period of the Acquiring stock received by the Target shareholders in exchange for their Target stock will include the period that the shareholder held the Target stock exchanged therefor, provided that the shareholder held such stock as a capital asset on the date of the exchange. Section 1223(1).

(9) Pursuant to ss. 381(a) and ss. 1.381(a)-1, the tax year of Target will end on the effective date of the Transaction and Acquiring will succeed to and take into account the items of Target described in ss. 381(c), subject to the provisions and limitations specified in ss.ss. 381, 382, 383, and 384, and the regulations thereunder.

         No opinion is expressed about the tax treatment of the Transaction under other provisions of the Code and Regulations or about the tax treatment of any conditions existing at the time of, or effects resulting from, the transactions that are not specifically covered by the above rulings. Specifically, no opinion was requested, and none is expressed, about whether Acquiring or Target qualify as a RIC that is taxable under Subchapter M, Part 1 of the Code.

         The rulings contained in this letter are based upon information and representations submitted by the taxpayer and accompanied by a penalty of perjury statement executed by an appropriate party. While this office has not verified any of the material submitted in support of the request for rulings, it is subject to verification on examination.

         This ruling is directed only to the taxpayer(s) requesting it. Section 6110(k)(3) of the Code provides that it may not be used or cited as precedent.

         In accordance with the Power of Attorney on file with this office, a copy of this letter is being sent to your authorized representative.

         A copy of this letter must be attached to any income tax return to which it is relevant.




                              Sincerely,

                              Associate Chief Counsel (Corporate)


                              by: /s/ Lewis K Brickates
                                 --------------------------------
                                  Lewis K Brickates
                                  Assistant to the Chief, Branch 2